Note 7 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Note 7 - Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen
	2014	2015

Data communications equipment	¥8,656,572	¥11,159,022
Office and other equipment	3,375,846	2,746,153
Land	532,997	537,889
Buildings	1,615,081	1,644,704
Leasehold improvements	3,641,072	3,798,172
Capitalized software	21,006,728	24,804,449
Assets under capital leases, primarily data communications equipment	22,868,800	24,271,434
Total	61,697,096	68,961,823
Less accumulated depreciation and amortization	(34,725,611)	(39,591,769)

Property and equipment—net	¥26,971,485	¥29,370,054

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2016	¥388,014
2017	380,496
2018	365,460
2019	355,410
2020	346,223

Software To Be Leased [Member]
Note 7 - Property and Equipment (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2016	¥929,211
2017	828,798
2018	715,534
2019	704,318
2020	242,251